Note 16 - Derivative Financial Instruments (Detail) - Derivatives Not Designated as Hedging Instruments by Account Type (USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap contracts	$ 1,718,438	$ 1,907,088
Interest rate contracts	675,130	1,544,409
Total derivative liabilities	$ 2,393,568	$ 3,451,497